Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Schedule of Warrant Liability

	Liberty Warrants and Liberty Advisory Fee Warrant	PIPE Warrant	$8.63 Warrants	Total Warrant Liabilities
As of December 31, 2022	$6,191	$311	$1,833	$8,335
Change in fair value of financial instruments	(4,174)	(214)	(1,152)	(5,540)
As of December 31, 2023	$2,017	$97	$681	$2,795